TRADE RECEIVABLES - An aging analysis of the Company's trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 177,023	¥ 224,114
Within 90 days
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	35,846	57,785
Between 3 and 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	72,241	69,037
More than 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 68,936	¥ 97,292